GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP GROWTH FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.19%
23,021	Air Products & Chemicals Inc	$ 4,595,222
34,884	Ecolab Inc	5,435,974
7,674	Sherwin-Williams Co	3,526,356
		13,557,552
Communications — 19.09%
18,700	Alibaba Group Holding Ltd Sponsored ADR(a)	3,636,776
32,213	Alphabet Inc Class C(a)	37,457,599
17,718	Amazon.com Inc(a)	34,545,139
6,301	Booking Holdings Inc(a)	8,476,861
64,841	CDW Corp	6,047,720
27,842	Facebook Inc Class A(a)	4,644,046
15,868	Lyft Inc(a)(b)	426,056
54,899	Match Group Inc(a)(b)	3,625,530
8,504	MercadoLibre Inc(a)	4,154,884
35,470	Motorola Solutions Inc	4,714,672
13,227	Netflix Inc(a)	4,966,738
6,272	Shopify Inc Class A(a)	2,614,985
9,781	Trade Desk Inc Class A(a)	1,887,733
20,121	Twitter Inc(a)	494,172
8,172	Wayfair Inc Class A(a)(b)	436,712
		118,129,623
Consumer, Cyclical — 10.95%
8,761	Chipotle Mexican Grill Inc(a)	5,733,198
6,949	Costco Wholesale Corp	1,981,368
79,477	Home Depot Inc	14,839,151
67,368	Las Vegas Sands Corp	2,861,119
20,716	Lululemon Athletica Inc(a)	3,926,718
17,335	O'Reilly Automotive Inc(a)	5,218,702
117,961	Ross Stores Inc	10,259,068
60,614	Starbucks Corp	3,984,764
24,056	Tesla Inc(a)	12,605,344
55,816	Walmart Inc	6,341,814
		67,751,246
Consumer, Non-Cyclical — 23.70%
7,729	Abbott Laboratories	609,895
3,670	ABIOMED Inc(a)	532,737
27,933	Amgen Inc	5,662,857
35,110	BioMarin Pharmaceutical Inc(a)	2,966,795
80,431	Boston Scientific Corp(a)	2,624,464
17,652	Cooper Cos Inc	4,866,127
5,267	CoStar Group Inc(a)	3,092,835
29,931	DexCom Inc(a)	8,059,520
22,874	Edwards Lifesciences Corp(a)	4,314,494
110,594	Elanco Animal Health Inc(a)	2,476,200
50,209	Eli Lilly & Co	6,964,992
9,862	Estee Lauder Cos Inc Class A	1,571,411
51,601	Exact Sciences Corp(a)	2,992,858
6,324	Illumina Inc(a)	1,727,211
9,059	Intuitive Surgical Inc(a)	4,486,107
39,860	Johnson & Johnson	5,226,842
19,319	MarketAxess Holdings Inc	6,424,920
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
66,906	Medtronic PLC	$ 6,033,583
34,863	Moderna Inc(a)	1,044,147
81,330	Monster Beverage Corp(a)	4,575,626
162,268	PayPal Holdings Inc(a)	15,535,538
104,368	PepsiCo Inc	12,534,597
7,846	Regeneron Pharmaceuticals Inc(a)	3,831,123
77,354	Roche Holding AG ADR	3,138,252
18,310	S&P Global Inc	4,486,866
16,122	Sarepta Therapeutics Inc(a)	1,577,054
26,398	Seattle Genetics Inc(a)	3,045,801
14,272	Square Inc(a)	747,567
47,405	Thermo Fisher Scientific Inc	13,444,058
54,533	Zimmer Biomet Holdings Inc	5,512,196
55,262	Zoetis Inc	6,503,785
		146,610,458
Financial — 10.27%
282,677	Charles Schwab Corp	9,503,601
4,754	Equinix Inc REIT	2,969,206
120,510	Intercontinental Exchange Inc	9,731,182
61,169	Marsh & McLennan Cos Inc	5,288,672
97,584	Mastercard Inc Class A	23,572,391
38,852	Morgan Stanley	1,320,968
151,170	Progressive Corp	11,162,393
		63,548,413
Industrial — 5.91%
83,790	Amphenol Corp Class A	6,106,615
12,252	Boeing Co	1,827,264
22,704	Honeywell International Inc	3,037,568
16,302	Illinois Tool Works Inc	2,316,840
28,628	Norfolk Southern Corp	4,179,688
44,146	Rockwell Automation Inc	6,662,073
11,186	Roper Technologies Inc	3,487,907
66,312	Stanley Black & Decker Inc	6,631,200
7,269	TransDigm Group Inc	2,327,461
		36,576,616
Technology — 26.83%
49,000	Accenture PLC Class A	7,999,740
31,164	Adobe Inc(a)	9,917,631
174,691	Advanced Micro Devices Inc(a)	7,944,947
136,647	Apple Inc	34,747,965
19,288	ASML Holding NV	5,046,512
19,603	Atlassian Corp PLC Class A(a)	2,690,708
85,798	Electronic Arts Inc(a)	8,594,386
61,151	Fidelity National Information Services Inc	7,438,408
11,615	Lam Research Corp	2,787,600
281,324	Microsoft Corp	44,367,608
6,176	MSCI Inc	1,784,617
29,703	NVIDIA Corp	7,829,711
27,989	QUALCOMM Inc	1,893,456
39,669	salesforce.com Inc(a)	5,711,542
11,579	ServiceNow Inc(a)	3,318,310

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP GROWTH FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
Technology — (continued)
31,987	SS&C Technologies Holdings Inc	$ 1,401,670
36,823	Synopsys Inc(a)	4,742,434
53,760	Texas Instruments Inc	5,372,237
15,565	Veeva Systems Inc Class A(a)	2,433,899
		166,023,381
TOTAL COMMON STOCK — 98.94% (Cost $538,973,005)		$612,197,289
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.71%
$980,101	Undivided interest of 1.58% in a repurchase agreement (principal amount/value $53,240,019 with a maturity value of $53,240,034) with RBC Capital Markets Corp, 0.01%, dated 3/31/20 to be repurchased at $980,101 on 4/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.13%, 7/15/20 - 2/20/50, with a value of $54,304,820.(c)	980,101
980,101	Undivided interest of 1.58% in a repurchase agreement (principal amount/value $53,240,019 with a maturity value of $53,240,049) with Citigroup Global Markets Inc, 0.02%, dated 3/31/20 to be repurchased at $980,101 on 4/1/20 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 2.00% - 11.00%, 4/15/20 - 1/1/59, with a value of $54,304,816.(c)	980,101
980,101	Undivided interest of 1.62% in a repurchase agreement (principal amount/value $52,106,736 with a maturity value of $52,106,750) with HSBC Securities (USA) Inc, 0.01%, dated 3/31/20 to be repurchased at $980,101 on 4/1/20 collateralized by various U.S. Government Agency securities, 2.50% - 8.00%, 2/1/30 - 3/1/56, with a value of $53,148,871.(c)	980,101
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$980,101	Undivided interest of 7.87% in a repurchase agreement (principal amount/value $12,483,510 with a maturity value of $12,483,513) with Bank of America Securities Inc, 0.01%, dated 3/31/20 to be repurchased at $980,101 on 4/1/20 collateralized by Government National Mortgage Association securities, 3.00% - 3.50%, 12/20/49 - 3/20/50, with a value of $12,733,180.(c)	$ 980,101
495,426	Undivided interest of 8.03% in a repurchase agreement (principal amount/value $5,448,888 with a maturity value of $5,448,890) with Bank of Montreal, 0.01%, dated 3/31/20 to be repurchased at $495,426 on 4/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 4.69%, 9/10/20 - 1/20/69, with a value of $5,557,868.(c)	495,426
TOTAL SHORT TERM INVESTMENTS — 0.71% (Cost $4,415,830)		$4,415,830
TOTAL INVESTMENTS — 99.65% (Cost $543,388,835)		$616,613,119
OTHER ASSETS & LIABILITIES, NET — 0.35%		$2,134,830
TOTAL NET ASSETS — 100.00%		$618,747,949

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP GROWTH FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2020.
(c)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

March 31, 2020

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2020, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2020